Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Investments in Chengxin
Related party transactions
Assets received in connection with distribution	¥ 1,935,171
Commercial Arrangements
Related party transactions
Number of shareholders		2
Related Party
Related party transactions
Amounts due from related parties		¥ 244,661	¥ 61,423		$ 34,460
Amounts due to related to services		245,438	200,115		$ 34,569
Related Party | Alibaba Group
Related party transactions
Amounts due from related parties		81,496	45,162
Amounts due to related to services		¥ 263,646	¥ 198,102
Related Party | Alibaba Group | Maximum
Related party transactions
Percentage of revenues generated from		0.20%	0.20%	0.20%
Percentage of total costs and expenses		0.30%	0.30%	0.30%
Related Party | Tencent Group
Related party transactions
Amounts due from related parties		¥ 81,496	¥ 45,162
Amounts due to related to services		¥ 263,646	¥ 198,102
Related Party | Tencent Group | Maximum
Related party transactions
Percentage of revenues generated from		0.50%	0.50%	0.50%
Percentage of total costs and expenses		0.70%	0.70%	0.70%
Related Party | Chengxin
Related party transactions
Revenue				¥ 277,350
Other investees | Maximum
Related party transactions
Percentage of revenues generated from		0.20%	0.20%	0.20%
Percentage of total costs and expenses		0.20%	0.20%	0.20%